GOING CONCERN	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The Company’s financial statements have been prepared assuming that it will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

As reflected in the financial statements, the Company had retained earnings of $133,575 at April 30, 2025, revenue of $325,128 and net income from operations of $212,790 for the six-month period then ended.

While this positive operating result indicates improved financial performance, the Company’s ability to continue as a going concern is dependent on its ability to sustain profitability, maintain adequate working capital, and secure additional financing if necessary to support its growth plans. The Company is attempting to commence operations and generate sufficient revenue. Management intends to raise additional funds by way of a private or public offering. While the Company believes in the viability of its strategy to commence operations and generate sufficient revenue and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate sufficient revenue and its ability to raise additional funds by way of a public or private offering. Management has evaluated the Company’s financial condition and its ability to continue as a going concern within one year after the date the financial statements are issued and has concluded that these conditions do not raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 – GOING CONCERN

The Company’s financial statements have been prepared assuming that it will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

As reflected in the financial statements, the Company had an accumulated deficit of $43,707 at October 31, 2024, revenue of $41,055 for the year ended October 31, 2024. The Company has Related party loan of $4,065 on the balance sheet at October 31, 2024. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is attempting to commence operations and generate sufficient revenue; however, the Company’s cash position may not be sufficient to support the Company’s daily operations.  Management intends to raise additional funds by way of a private or public offering.  While the Company believes in the viability of its strategy to commence operations and generate sufficient revenue and in its ability to raise additional funds, there can be no assurances to that effect.  The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate sufficient revenue and its ability to raise additional funds by way of a public or private offering.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.